Cover Page	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Scilex Holding Company
Entity Central Index Key	0001820190
Entity Filer Category	Non-accelerated Filer
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	960 San Antonio Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
Entity Tax Identification Number	92-1062542
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Primary SIC Number	2836
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	960 San Antonio Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	650
Local Phone Number	516-4310
Contact Personnel Name	Jaisim Shah